GS Mortgage-Backed Securities Trust 2021-PJ8 ABS-15G

Exhibit 99.3 Schedule 4

Data Comparison
Run Date - 7/22/2021
Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXXXX	XXXXXXXX	Purpose of Transaction per HUD-1	Cash Out	Refinance			According to the last revised CD in the file, the consumer received $XXX at consummation.	Initial